Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000003948 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000003948 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003948 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003942 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000003942 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003942 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003943 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000003943 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003943 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003949 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000003949 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003949 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000231604 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000231604 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237278 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000237278 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237278 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238343 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000238343 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000238343 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003928 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003928 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003928 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003928 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003923 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003923 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003923 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003927 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003927 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003927 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003924 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003924 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003924 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003924 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003931 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003931 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003931 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003931 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003930 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003930 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003930 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003930 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000252320 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000252320 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000252320 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000252320 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000223514 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000223514 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223514 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000223514 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000252319 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000252319 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000252319 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000252319 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003926 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003926 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003926 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003926 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003929 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003929 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003929 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003929 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003932 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003932 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003932 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003932 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000237277 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000237277 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237277 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000237277 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000238342 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000238342 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238342 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000238342 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000237291 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000237291 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237291 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000237291 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000003921 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003921 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003921 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000003921 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000003921 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000003921 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003921 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003921 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003922 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003922 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000003922 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000003922 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000003922 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003922 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003922 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240805 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240805 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240805 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000240805 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000240805 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000240805 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240805 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240805 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003919 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003919 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003919 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000003919 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000003919 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000003919 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003919 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003919 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003938 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003938 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003938 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003940 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003940 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003940 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003936 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003936 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003936 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003941 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003941 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003941 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003937 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003937 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003937 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003939 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003939 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003939 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003935 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000003935 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003935 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000060557 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000060557 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060557 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000003954 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003954 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003956 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003956 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003952 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003952 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003957 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003957 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003953 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003953 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003955 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003955 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060559 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060559 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003974 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003974 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000003974 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%